Subsequent Events (Details) $ in Millions			1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 28, 2028 rig	Mar. 23, 2026 USD ($) rig entity	Jan. 31, 2026 USD ($) rig	Mar. 17, 2026 USD ($) rig shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
Subsequent Event [Line Items]
Deposit for acquisition of jack-up rigs					$ 36.0	$ 0.0
Shares issued on exercise of share options (in shares) | shares					389,999	901,372
Noble Corporation
Subsequent Event [Line Items]
Deposit for acquisition of jack-up rigs					$ 36.0
Lime Petroleum Holding
Subsequent Event [Line Items]
Net assets					$ 15.9
Subsequent event
Subsequent Event [Line Items]
Number of jack up rigs acquired | rig			5
Shares issued on exercise of share options (in shares) | shares				458,334
Subsequent event | Forecast | BC Ventures Limited
Subsequent Event [Line Items]
Joint cash contribution to be paid		$ 50.0
Cash contribution to be paid, portion		$ 25.0
Subsequent event | Middle East
Subsequent Event [Line Items]
Number of rigs | rig				4
Subsequent event | Subsidiary of Borr Drilling Limited | BC Ventures Limited
Subsequent Event [Line Items]
Percentage acquired share by the entity		50.00%
Subsequent event | BC Ventures Limited | Forecast | BC Ventures Limited
Subsequent Event [Line Items]
Jack up rigs secured | rig		5
Revolving credit facility		$ 237.0
Debt term		2 years 6 months
Subsequent event | BC Ventures Limited | Singapore
Subsequent Event [Line Items]
Third party rig, owning entities | entity		5
Subsequent event | BC Ventures Limited | Singapore | Forecast | BC Ventures Limited
Subsequent Event [Line Items]
Additions		$ 287.0
Subsequent event | BC Ventures Limited | Mexico | Forecast | BC Ventures Limited
Subsequent Event [Line Items]
Number of jack up rigs acquired | rig		5
Subsequent event | Noble Corporation
Subsequent Event [Line Items]
Number of jack up rigs acquired | rig			5
Credit facility, additional aAmount			$ 150.0
Jack up rigs secured | rig	2		3
Subsequent event | Noble Corporation | Jack-up rigs
Subsequent Event [Line Items]
Additions			$ 360.0
Payments to acquire jackups			$ 174.0
Subsequent event | Lime Petroleum Holding | Maximum | Forecast
Subsequent Event [Line Items]
Potential exposure for credit losses				$ 20.0